Equity - Schedule of Paid in Capital of the Bank (Detail) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity note[abstract]
Beginning Balance	512,406,760,091	512,406,760,091
Issuance of paid shares	0	0
Increase in share for Ita-Corpbanca business combination	0	0
Issuance of shares pending payment	0	0
Repurchase of own shares	0	0
Sale of own shares	0	0
Ending Balance	512,406,760,091	512,406,760,091